SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Operating Leases
2026	$ 28,021	$ 36,032
2027	9,799	12,600
Total future lease payment	37,820	48,632
Total future lease payment	37,820	48,632
Less: Imputed interest	(2,212)	(2,845)
Present value of operating lease liabilities	35,608	45,787
Less: Current portion	(24,241)	(31,171)	$ (39,815)
Long-term portion of lease liabilities	$ 11,367	$ 14,616	$ 47,233